SERVICING RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commercial loans
Commercial Loans
Commercial Loans	$ 59,000,000	$ 62,000,000
Servicing rights	200,000	50,000
Mortgage loans
Mortgage Loans
Residential first mortgage loans the Corporation has obligations to service	133,000,000
Annual constant prepayment speed (as a percent)	10.13%
Discount rate (as a percent)	8.16%
Changes in mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances
Balance at beginning of period	638,000	400,000
Additions from loans sold with servicing retained	675,000	344,000
Amortization	(184,000)	(106,000)
Book value of MSRs at end of period	$ 1,129,000	$ 638,000